Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt
Summary of senior indebtedness

	September 30, 2021	December 31, 2020
Principal balance	$1,740,752	$6,653,292
Plus: End of term fee	—	534,237
Less: Debt issuance costs	—	(12,500)
Total senior debt	$1,740,752	$7,175,029

	December 31, 2020	December 31, 2019
Principal balance	$6,653,292	$11,688,979
Plus: Paid-In-Kind interest	—	1,101,575
Plus: End of term fee	534,237	952,416
Less: Debt issuance costs	(12,500)	—
Total senior debt	$7,175,029	$13,742,970

Summary of interest expense on the Senior Debt

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Interest expense for term loan	$67,936	$287,855	$344,373	$1,015,898
Amortization of debt issuance costs	—	12,500	12,500	25,000
PIK interest	—	—	—	44,449
	$67,936	$300,355	$356,873	$1,085,347

	For the Years Ended December 31,
	2020	2019
Interest expense for term loan	$1,241,475	$2,216,341
Amortization of debt issuance costs	37,500	—
PIK interest	44,449	211,923
	$1,323,424	$2,428,264

Summary of the instruments exchanged in the transaction

Common Units, at fair value (2,434,551.28 Units)	$29,117,232
Preferred Units, at fair value (1,373,820.51 Units)	17,500,000
Total fair value of Preferred and Common Units exchanged	46,617,232

Sub Debt principal balance	33,250,000
Add: PIK Interest	16,544,318
Less: Debt Discount	10,486,536
Total carrying value of Sub Debt exchanged	39,307,782

Excess of fair value of Preferred and Common Units exchanged over the carrying value of Sub Debt	$(7,309,450)